Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS EAFE Equity Index Fund

	Shares	Value ($)
Common Stocks 99.9%
Australia 6.7%
AGL Energy Ltd.	2,078	32,109
Alumina Ltd.	7,671	13,209
Amcor Ltd.	3,726	40,724
AMP Ltd.	9,940	14,820
APA Group (Units)	4,016	28,460
Aristocrat Leisure Ltd.	1,870	32,548
ASX Ltd.	642	31,857
Aurizon Holdings Ltd.	6,538	21,125
AusNet Services	5,993	7,549
Australia & New Zealand Banking Group Ltd.	9,331	172,514
Bank of Queensland Ltd.	1,515	9,795
Bendigo & Adelaide Bank Ltd.	1,558	10,704
BGP Holdings PLC* (a)	328,818	1,424
BHP Group Ltd.	9,580	261,886
BlueScope Steel Ltd.	1,750	17,383
Boral Ltd.	4,092	13,359
Brambles Ltd.	5,283	44,141
Caltex Australia Ltd.	826	15,380
Challenger Ltd.	1,814	10,670
CIMIC Group Ltd.	372	12,747
Coca-Cola Amatil Ltd.	1,476	9,066
Cochlear Ltd.	183	22,566
Coles Group Ltd.*	3,808	31,876
Commonwealth Bank of Australia	5,729	287,390
Computershare Ltd.	1,467	17,763
Crown Resorts Ltd.	1,323	10,817
CSL Ltd.	1,468	203,868
Dexus (REIT)	3,219	29,124
Domino's Pizza Enterprises Ltd. Series L	224	6,891
Flight Centre Travel Group Ltd.	196	5,849
Fortescue Metals Group Ltd.	4,850	24,537
Goodman Group (REIT)	5,449	51,655
GPT Group (REIT)	5,745	25,326
Harvey Norman Holdings Ltd.	1,366	3,902
Incitec Pivot Ltd.	4,803	10,629
Insurance Australia Group Ltd.	7,630	41,548
LendLease Group (Units)	1,860	16,350
Macquarie Group Ltd.	1,040	95,541
Medibank Private Ltd.	9,713	19,019
Mirvac Group (REIT) (Units)	11,725	22,880
National Australia Bank Ltd.	8,911	159,945
Newcrest Mining Ltd.	2,479	44,781
Oil Search Ltd.	4,422	24,563
Orica Ltd.	1,156	14,471
Origin Energy Ltd.	5,463	27,818
QBE Insurance Group Ltd.	4,422	38,632
Ramsay Health Care Ltd.	444	20,305
REA Group Ltd.	189	10,015
Santos Ltd.	5,878	28,396
Scentre Group (REIT)	17,628	51,419
SEEK Ltd.	1,040	12,940
Sonic Healthcare Ltd.	1,256	21,903
South32 Ltd.	16,602	43,843
Stockland (REIT) (Units)	7,589	20,747
Suncorp Group Ltd.	4,225	41,314
Sydney Airport (Units)	3,344	17,637
TABCORP Holdings Ltd.	6,018	19,743
Telstra Corp., Ltd.	13,493	31,794
TPG Telecom Ltd.	1,032	5,082
Transurban Group (Units)	8,524	79,950
Treasury Wine Estates Ltd.	2,233	23,690
Vicinity Centres (REIT)	9,779	18,061
Washington H Soul Pattinson & Co., Ltd.	363	6,788
Wesfarmers Ltd.	3,676	90,484
Westpac Banking Corp.	11,179	205,576
Woodside Petroleum Ltd.	3,004	73,719
Woolworths Group Ltd.	4,265	92,112
WorleyParsons Ltd.	1,044	10,480
(Cost $1,260,026)		2,965,209
Austria 0.2%
Andritz AG	216	9,275
Erste Group Bank AG	1,012	37,252
OMV AG	483	26,231
Raiffeisen Bank International AG	459	10,327
Verbund AG	236	11,310
Voestalpine AG	360	10,982
(Cost $51,074)		105,377
Belgium 1.0%
Ageas	592	28,559
Anheuser-Busch InBev SA	2,472	207,944
Colruyt SA	199	14,695
Groupe Bruxelles Lambert SA	259	25,206
KBC Group NV	816	57,130
Proximus SA	486	14,045
Solvay SA	244	26,460
Telenet Group Holding NV	151	7,267
UCB SA	415	35,661
Umicore SA	687	30,595
(Cost $152,441)		447,562
Bermuda 0.0%
Dairy Farm International Holdings Ltd. (Cost $9,430)	1,100	9,231
Chile 0.0%
Antofagasta PLC (Cost $11,696)	1,179	14,862
China 0.1%
BeiGene Ltd. ADR*	100	13,200
Minth Group Ltd.	2,000	6,330
Yangzijiang Shipbuilding Holdings Ltd.	7,900	8,764
(Cost $31,755)		28,294
Denmark 1.8%
A P Moller-Maersk AS "A"	12	14,524
A P Moller-Maersk AS "B"	22	27,923
Carlsberg AS "B"	362	45,283
Chr Hansen Holding AS	328	33,188
Coloplast AS "B"	372	40,859
Danske Bank AS	2,366	41,594
DSV AS	599	49,637
Genmab AS*	202	35,092
H. Lundbeck AS	211	9,131
ISS AS	523	15,941
Novo Nordisk AS ''B"	5,900	309,712
Novozymes AS "B"	700	32,273
Orsted AS 144A	629	47,738
Pandora AS	375	17,544
Tryg AS	376	10,323
Vestas Wind Systems AS	640	53,908
William Demant Holding AS*	318	9,418
(Cost $234,790)		794,088
Finland 1.2%
Elisa Oyj	457	20,627
Fortum Oyj	1,452	29,723
Kone Oyj "B"	1,101	55,564
Metso Oyj	320	11,023
Neste Oyj	419	44,712
Nokia Oyj	18,159	103,385
Nokian Renkaat Oyj	372	12,466
Nordea Bank Abp (b)	9,992	76,170
Orion Oyj "B"	334	12,528
Sampo Oyj "A"	1,443	65,511
Stora Enso Oyj "R"	1,825	22,342
UPM-Kymmene Oyj	1,768	51,684
Wartsila Oyj	1,518	24,506
(Cost $180,887)		530,241
France 11.0%
Accor SA	637	25,827
Aeroports de Paris	94	18,211
Air Liquide SA	1,388	176,689
Airbus SE	1,884	249,924
Alstom SA	510	22,148
Amundi SA 144A	172	10,844
Arkema SA	217	20,694
Atos SE	298	28,778
AXA SA	6,313	159,126
BioMerieux	153	12,662
BNP Paribas SA	3,626	173,745
Bollore SA	2,589	11,707
Bouygues SA	720	25,791
Bureau Veritas SA	848	19,922
Capgemini SE	515	62,526
Carrefour SA	1,878	35,159
Casino Guichard-Perrachon SA	166	7,209
Cie Generale des Etablissements Michelin	556	65,862
CNP Assurances	552	12,148
Compagnie de Saint-Gobain	1,639	59,576
Credit Agricole SA	3,576	43,255
Danone SA	2,002	154,378
Dassault Aviation SA	8	11,831
Dassault Systemes SE	416	62,141
Edenred	773	35,249
Eiffage SA	251	24,141
Electricite de France SA	1,880	25,706
Engie SA	5,872	87,548
EssilorLuxottica SA	930	101,610
Eurazeo SA	135	10,156
Eutelsat Communications SA	636	11,141
Faurecia SA	222	9,358
Fonciere des Regions (REIT)	128	13,594
Gecina SA (REIT)	152	22,503
Getlink SE	1,493	22,650
Hermes International	104	68,743
Icade (REIT)	119	10,086
Iliad SA	83	8,354
Imerys SA	135	6,752
Ingenico Group SA	198	14,155
Ipsen SA	115	15,782
JC Decaux SA	245	7,478
Kering SA	243	139,636
Klepierre SA (REIT)	703	24,625
L'Oreal SA	819	220,647
Legrand SA	844	56,581
LVMH Moet Hennessy Louis Vuitton SE	905	333,166
Natixis SA	3,215	17,236
Orange SA	6,444	105,013
Pernod Ricard SA	689	123,799
Peugeot SA	1,968	48,128
Publicis Groupe	681	36,500
Remy Cointreau SA	79	10,539
Renault SA	603	39,976
Rexel SA	859	9,693
Safran SA	1,082	148,634
Sanofi	3,663	324,048
Sartorius Stedim Biotech	106	13,450
Schneider Electric SE	1,766	138,701
SCOR SE	530	22,596
SEB SA	63	10,614
Societe BIC SA	82	7,309
Societe Generale SA	2,513	72,780
Sodexo SA	291	32,064
Suez	1,113	14,747
Teleperformance	193	34,748
Thales SA	346	41,506
Total SA	7,794	433,431
Ubisoft Entertainment SA*	240	21,411
Unibail-Rodamco-Westfield (CDI)	2,600	21,339
Unibail-Rodamco-Westfield (REIT) (c)	216	35,409
Unibail-Rodamco-Westfield (REIT) (c)	108	17,700
Valeo SA	791	22,994
Veolia Environnement SA	1,734	38,801
VINCI SA	1,655	161,239
Vivendi SA (b)	3,377	97,920
Wendel	81	10,214
(Cost $2,094,623)		4,852,353
Germany 8.0%
1&1 Drillisch AG	199	7,104
adidas AG	584	142,217
Allianz SE (Registered)	1,381	308,009
Axel Springer SE	159	8,221
BASF SE	2,967	218,719
Bayer AG (Registered)	3,027	195,864
Bayerische Motoren Werke AG	1,086	83,864
Beiersdorf AG	329	34,235
Brenntag AG	528	27,251
Commerzbank AG*	3,418	26,552
Continental AG	363	54,662
Covestro AG 144A	602	33,209
Daimler AG (Registered)	2,931	172,149
Delivery Hero AG 144A*	320	11,576
Deutsche Bank AG (Registered) (d)	6,397	52,230
Deutsche Boerse AG	636	81,699
Deutsche Lufthansa AG (Registered)	722	15,889
Deutsche Post AG (Registered)	3,258	106,105
Deutsche Telekom AG (Registered)	10,799	179,528
Deutsche Wohnen SE	1,149	55,806
E.ON SE	7,228	80,381
Evonik Industries AG	500	13,687
Fraport AG	122	9,363
Fresenius Medical Care AG & Co. KGaA	691	55,919
Fresenius SE & Co. KGaA	1,349	75,478
GEA Group AG	547	14,355
Hannover Rueck SE	193	27,765
HeidelbergCement AG	500	36,079
Henkel AG & Co. KGaA	334	31,799
HOCHTIEF AG	70	10,160
HUGO BOSS AG	219	14,977
Infineon Technologies AG	3,666	72,978
Innogy SE*	451	19,299
KION Group AG	249	13,041
LANXESS AG	286	15,318
Merck KGaA	423	48,296
METRO AG	560	9,306
MTU Aero Engines AG	168	38,124
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	484	114,670
OSRAM Licht AG	349	12,063
ProSiebenSat.1 Media SE	753	10,766
Puma SE (c)	22	12,759
Puma SE (c)	3	1,742
RWE AG	1,753	47,019
SAP SE	3,187	368,955
Siemens AG (Registered)	2,482	267,445
Siemens Healthineers AG 144A	526	21,963
Symrise AG	412	37,262
Telefonica Deutschland Holding AG	2,352	7,398
ThyssenKrupp AG	1,348	18,586
TUI AG	1,449	13,919
Uniper SE	700	21,115
United Internet AG (Registered)	401	14,670
Volkswagen AG	112	18,257
Vonovia SE	1,598	82,986
Wirecard AG	377	47,608
Zalando SE 144A*	349	13,632
(Cost $1,746,808)		3,534,029
Hong Kong 4.0%
AIA Group Ltd.	39,081	391,111
ASM Pacific Technology Ltd.	1,100	12,346
Bank of East Asia Ltd.	4,234	13,764
BOC Hong Kong (Holdings) Ltd.	12,321	51,045
CK Asset Holdings Ltd.	8,348	74,244
CK Hutchison Holdings Ltd.	8,848	93,082
CK Infrastructure Holdings Ltd.	2,000	16,437
CLP Holdings Ltd.	5,274	61,136
Galaxy Entertainment Group Ltd.	7,497	51,178
Hang Lung Group Ltd.	3,000	9,653
Hang Lung Properties Ltd.	7,000	17,116
Hang Seng Bank Ltd.	2,500	61,817
Henderson Land Development Co., Ltd.	4,276	27,251
HK Electric Investments & HK Electric Investments Ltd. "SS", (Units)	9,491	9,710
HKT Trust & HKT Ltd. "SS", (Units)	11,920	19,172
Hong Kong & China Gas Co., Ltd.	30,434	73,016
Hong Kong Exchanges & Clearing Ltd.	3,779	132,081
Hongkong Land Holdings Ltd.	3,800	27,056
Hysan Development Co., Ltd.	1,773	9,512
Jardine Matheson Holdings Ltd.	700	43,620
Jardine Strategic Holdings Ltd.	700	26,246
Kerry Properties Ltd.	2,000	8,973
Link (REIT)	6,653	77,860
Melco Resorts & Entertainment Ltd. (ADR)	783	17,688
MGM China Holdings Ltd.	3,897	8,188
MTR Corp., Ltd.	4,917	30,459
New World Development Co., Ltd.	20,369	33,815
NWS Holdings Ltd.	5,991	13,144
PCCW Ltd.	14,000	8,716
Power Assets Holdings Ltd.	4,500	31,241
Shangri-La Asia Ltd.	4,000	5,700
Sino Land Co., Ltd.	11,367	22,036
SJM Holdings Ltd.	8,000	9,142
Sun Hung Kai Properties Ltd.	5,188	89,148
Swire Pacific Ltd. "A"	1,500	19,362
Swire Properties Ltd.	3,800	16,343
Techtronic Industries Co., Ltd.	4,499	30,382
WH Group Ltd. 144A	29,259	31,373
Wharf Holdings Ltd.	3,750	11,341
Wharf Real Estate Investment Co., Ltd.	3,750	27,969
Wheelock & Co., Ltd.	3,000	22,003
Yue Yuen Industrial (Holdings) Ltd.	2,500	8,613
(Cost $660,236)		1,744,089
Ireland 0.7%
AIB Group PLC	2,423	10,888
Bank of Ireland Group PLC	3,166	18,869
CRH PLC	2,659	82,606
DCC PLC	316	27,337
James Hardie Industries SE (CDI)	1,472	18,956
Kerry Group PLC "A"	536	59,912
Kingspan Group PLC	525	24,314
Paddy Power Betfair PLC	288	22,237
Smurfit Kappa Group PLC	784	21,942
(Cost $220,605)		287,061
Isle Of Man 0.0%
GVC Holdings PLC (Cost $25,618)	1,951	14,220
Israel 0.6%
Azrieli Group Ltd.	144	8,529
Bank Hapoalim BM	3,300	21,861
Bank Leumi Le-Israel BM	4,781	31,200
Bezeq Israeli Telecommunication Corp., Ltd.	8,053	5,778
Check Point Software Technologies Ltd.* (e)	423	53,505
Elbit Systems Ltd.	66	8,516
Israel Chemicals Ltd.	2,347	12,212
Mizrahi Tefahot Bank Ltd.	378	7,773
Nice Ltd.*	213	25,241
Teva Pharmaceutical Industries Ltd. (ADR)*	3,233	50,693
Wix.com Ltd.* (e)	137	16,554
(Cost $263,721)		241,862
Italy 2.1%
Assicurazioni Generali SpA	3,812	70,656
Atlantia SpA	1,598	41,483
Davide Campari-Milano SpA	1,899	18,657
Enel SpA	26,590	170,553
Eni SpA	8,215	145,415
Ferrari NV (c)	82	11,028
Ferrari NV (c) (f)	324	43,351
Intesa Sanpaolo SpA	48,863	119,170
Leonardo SpA	1,392	16,227
Mediobanca Banca di Credito Finanziario SpA	1,898	19,767
Moncler SpA	610	24,632
Pirelli & C SpA 144A*	1,251	8,065
Poste Italiane SpA 144A	1,837	17,890
Prysmian SpA	722	13,680
Recordati SpA	311	12,120
Snam SpA	7,190	36,976
Telecom Italia SpA*	34,686	21,620
Telecom Italia SpA (RSP)	16,966	9,664
Terna Rete Elettrica Nazionale SpA	4,525	28,727
UniCredit SpA	6,442	82,723
(Cost $606,284)		912,404
Japan 24.1%
ABC-Mart, Inc.	100	5,947
Acom Co., Ltd.	1,500	5,354
Aeon Co., Ltd.	2,000	41,919
AEON Financial Service Co., Ltd.	430	8,755
AEON Mall Co., Ltd.	400	6,574
Air Water, Inc.	553	8,019
Aisin Seiki Co., Ltd.	500	17,853
Ajinomoto Co., Inc.	1,600	25,580
Alfresa Holdings Corp.	700	19,944
Alps Electric Co., Ltd.	600	12,529
Amada Holdings Co., Ltd.	1,000	9,898
ANA Holdings, Inc.	400	14,668
Aozora Bank Ltd.	400	9,868
Asahi Glass Co., Ltd.	600	21,008
Asahi Group Holdings Ltd.	1,200	53,461
Asahi Intecc Co., Ltd.	300	14,104
Asahi Kasei Corp.	4,200	43,373
ASICS Corp.	600	8,039
Astellas Pharma, Inc.	6,100	91,590
Bandai Namco Holdings, Inc.	650	30,475
Benesse Holdings, Inc.	300	7,784
Bridgestone Corp.	2,000	77,108
Brother Industries Ltd.	700	12,955
Calbee, Inc.	300	8,082
Canon, Inc.	3,300	95,684
Casio Computer Co., Ltd.	700	9,130
Central Japan Railway Co.	500	116,117
Chubu Electric Power Co., Inc.	1,900	29,659
Chugai Pharmaceutical Co., Ltd.	700	48,452
Chugoku Electric Power Co., Inc.	800	9,974
Coca-Cola Bottlers Japan Holdings, Inc.	400	10,123
Concordia Financial Group Ltd.	3,100	11,956
Credit Saison Co., Ltd.	500	6,599
CyberAgent Inc	300	12,221
Dai Nippon Printing Co., Ltd.	800	19,144
Dai-ichi Life Holdings, Inc.	3,500	48,643
Daicel Corp.	1,000	10,858
Daifuku Co., Ltd.	300	15,659
Daiichi Sankyo Co., Ltd.	1,800	85,022
Daikin Industries Ltd.	800	93,923
Daito Trust Construction Co., Ltd.	200	27,850
Daiwa House Industry Co., Ltd.	1,800	57,206
Daiwa House REIT Investment Corp. (REIT)	5	11,088
Daiwa Securities Group, Inc.	5,100	24,845
DeNA Co., Ltd.	400	6,011
Denso Corp.	1,400	54,585
Dentsu, Inc.	700	29,577
Disco Corp.	100	14,252
Don Quijote Holdings Co., Ltd.	400	26,553
East Japan Railway Co.	1,039	100,230
Eisai Co., Ltd.	800	45,002
Electric Power Development Co., Ltd.	500	12,178
FamilyMart UNY Holdings Co., Ltd.	800	20,392
FANUC Corp.	600	102,409
Fast Retailing Co., Ltd.	200	94,089
Fuji Electric Co., Ltd.	400	11,351
Fujifilm Holdings Corp.	1,300	59,136
Fujitsu Ltd.	600	43,283
Fukuoka Financial Group, Inc.	500	11,105
Hakuhodo Dy Holdings, Inc.	700	11,254
Hamamatsu Photonics KK	500	19,357
Hankyu Hanshin Holdings, Inc.	700	26,235
Hikari Tsushin, Inc.	100	18,954
Hino Motors Ltd.	1,000	8,418
Hirose Electric Co., Ltd.	105	11,019
Hisamitsu Pharmaceutical Co., Inc.	200	9,202
Hitachi Chemical Co., Ltd.	400	8,837
Hitachi Construction Machinery Co., Ltd.	400	10,635
Hitachi High-Technologies Corp.	200	8,180
Hitachi Ltd.	3,200	103,627
Hitachi Metals Ltd.	700	8,136
Honda Motor Co., Ltd.	5,300	143,398
Hoshizaki Corp.	200	12,401
Hoya Corp.	1,200	79,425
Hulic Co., Ltd.	900	8,823
Idemitsu Kosan Co., Ltd.	400	13,336
IHI Corp.	500	12,020
Iida Group Holdings Co., Ltd.	500	9,058
INPEX Corp.	3,300	31,250
Isetan Mitsukoshi Holdings Ltd.	1,120	11,320
Isuzu Motors Ltd.	1,800	23,682
Itochu Corp.	4,400	79,649
J. Front Retailing Co., Ltd.	700	8,334
Japan Airlines Co., Ltd.	400	14,086
Japan Airport Terminal Co., Ltd.	200	8,461
Japan Exchange Group, Inc.	1,700	30,321
Japan Post Bank Co., Ltd.	1,400	15,278
Japan Post Holdings Co., Ltd.	5,000	58,512
Japan Prime Realty Investment Corp. (REIT)	3	12,355
Japan Real Estate Investment Corp. (REIT)	4	23,574
Japan Retail Fund Investment Corp. (REIT)	8	16,078
Japan Tobacco, Inc.	3,600	89,230
JFE Holdings, Inc.	1,625	27,583
JGC Corp.	600	7,976
JSR Corp.	600	9,301
JTEKT Corp.	600	7,385
JXTG Holdings, Inc.	10,250	46,745
Kajima Corp.	1,500	22,161
Kakaku.com, Inc.	500	9,603
Kamigumi Co., Ltd.	400	9,268
Kaneka Corp.	200	7,493
Kansai Electric Power Co., Inc.	2,300	33,915
Kansai Paint Co., Ltd.	600	11,424
Kao Corp.	1,600	126,263
Kawasaki Heavy Industries Ltd.	400	9,866
KDDI Corp.	5,700	122,681
Keihan Holdings Co., Ltd.	300	12,614
Keikyu Corp.	800	13,572
Keio Corp.	300	19,374
Keisei Electric Railway Co., Ltd.	500	18,158
Keyence Corp.	300	187,322
Kikkoman Corp.	500	24,563
Kintetsu Group Holdings Co., Ltd.	590	27,477
Kirin Holdings Co., Ltd.	2,600	61,996
Kobayashi Pharmaceutical Co., Ltd.	200	16,895
Kobe Steel Ltd.	1,200	9,009
Koito Manufacturing Co., Ltd.	358	20,296
Komatsu Ltd.	3,000	69,785
Konami Holdings Corp.	300	13,017
Konica Minolta, Inc.	1,500	14,780
Kose Corp.	100	18,388
Kubota Corp.	3,300	47,831
Kuraray Co., Ltd.	1,100	14,000
Kurita Water Industries Ltd.	400	10,217
Kyocera Corp.	1,000	58,724
Kyowa Hakko Kirin Co., Ltd.	910	19,878
Kyushu Electric Power Co., Inc.	1,300	15,342
Kyushu Railway Co.	500	16,443
Lawson, Inc.	100	5,541
LINE Corp.*	200	7,056
Lion Corp.	800	16,824
LIXIL Group Corp.	848	11,308
M3, Inc.	1,400	23,554
Makita Corp.	700	24,402
Marubeni Corp.	5,100	35,276
Marui Group Co., Ltd.	700	14,149
Maruichi Steel Tube Ltd.	200	5,825
Mazda Motor Corp.	1,900	21,246
McDonald's Holdings Co. (Japan), Ltd.	200	9,248
Mebuki Financial Group, Inc.	2,700	6,900
Medipal Holdings Corp.	600	14,261
MEIJI Holdings Co., Ltd.	400	32,470
Minebea Mitsumi, Inc.	1,300	19,564
MISUMI Group, Inc.	900	22,433
Mitsubishi Chemical Holdings Corp.	4,000	28,176
Mitsubishi Corp.	4,400	122,261
Mitsubishi Electric Corp.	6,000	77,122
Mitsubishi Estate Co., Ltd.	3,800	68,892
Mitsubishi Gas Chemical Co., Inc.	500	7,140
Mitsubishi Heavy Industries Ltd.	1,000	41,529
Mitsubishi Materials Corp.	300	7,907
Mitsubishi Motors Corp.	2,000	10,635
Mitsubishi Tanabe Pharma Corp.	900	12,037
Mitsubishi UFJ Financial Group, Inc.	38,000	188,238
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,400	7,141
Mitsui & Co., Ltd.	5,400	83,911
Mitsui Chemicals, Inc.	600	14,487
Mitsui Fudosan Co., Ltd.	2,900	73,075
Mitsui O.S.K Lines Ltd.	400	8,602
Mizuho Financial Group, Inc.	77,590	120,037
MonotaRO Co., Ltd.	400	8,904
MS&AD Insurance Group Holdings, Inc.	1,500	45,590
Murata Manufacturing Co., Ltd.	1,800	89,783
Nabtesco Corp.	425	12,390
Nagoya Railroad Co., Ltd.	600	16,604
NEC Corp.	890	30,140
Nexon Co., Ltd.*	1,400	21,938
NGK Insulators Ltd.	1,000	14,543
NGK Spark Plug Co., Ltd.	400	7,425
NH Foods Ltd.	300	10,795
Nidec Corp.	700	88,773
Nikon Corp.	1,000	14,122
Nintendo Co., Ltd.	400	114,050
Nippon Building Fund, Inc. (REIT)	4	27,075
Nippon Electric Glass Co., Ltd.	300	7,966
Nippon Express Co., Ltd.	200	11,137
Nippon Paint Holdings Co., Ltd.	500	19,682
Nippon Prologis REIT, Inc. (REIT)	6	12,771
Nippon Steel & Sumitomo Metal Corp.	2,400	42,389
Nippon Telegraph & Telephone Corp.	2,076	88,171
Nippon Yusen Kabushiki Kaisha	600	8,789
Nissan Chemical Industries Ltd.	400	18,326
Nissan Motor Co., Ltd.	7,600	62,324
Nisshin Seifun Group, Inc.	700	16,076
Nissin Foods Holdings Co., Ltd.	200	13,738
Nitori Holdings Co., Ltd.	300	38,748
Nitto Denko Corp.	500	26,297
Nomura Holdings, Inc.	10,900	39,258
Nomura Real Estate Holdings, Inc.	500	9,602
Nomura Real Estate Master Fund, Inc. (REIT)	13	19,134
Nomura Research Institute Ltd.	400	18,189
NSK Ltd.	1,100	10,302
NTT Data Corp.	2,100	23,168
NTT DoCoMo, Inc.	4,300	95,292
Obayashi Corp.	2,100	21,149
Obic Co., Ltd.	200	20,155
Odakyu Electric Railway Co., Ltd.	900	21,804
Oji Holdings Corp.	3,000	18,634
Olympus Corp.	3,600	39,083
Omron Corp.	600	28,077
Ono Pharmaceutical Co., Ltd.	1,300	25,498
Oracle Corp.	100	6,711
Oriental Land Co., Ltd.	600	68,201
ORIX Corp.	4,300	61,716
Osaka Gas Co., Ltd.	1,300	25,660
Otsuka Corp.	400	14,929
Otsuka Holdings Co., Ltd.	1,222	48,024
Panasonic Corp.	7,214	62,187
Park24 Co., Ltd.	400	8,684
Persol Holdings Co., Ltd.	500	8,110
Pigeon Corp.	400	16,405
Pola Orbis Holdings, Inc.	300	9,572
Rakuten, Inc.	3,000	28,436
Recruit Holdings Co., Ltd.	3,600	102,954
Renesas Electronics Corp.*	2,800	12,950
Resona Holdings, Inc.	6,800	29,424
Ricoh Co., Ltd.	2,100	21,955
Rinnai Corp.	100	7,071
ROHM Co., Ltd.	300	18,716
Ryohin Keikaku Co., Ltd.	100	25,335
Sankyo Co., Ltd.	100	3,814
Santen Pharmaceutical Co., Ltd.	1,300	19,382
SBI Holdings, Inc.	744	16,602
Secom Co., Ltd.	700	59,958
Sega Sammy Holdings, Inc.	500	5,890
Seibu Holdings, Inc.	700	12,253
Seiko Epson Corp.	1,000	15,299
Sekisui Chemical Co., Ltd.	1,300	20,905
Sekisui House Ltd.	2,000	33,091
Seven & I Holdings Co., Ltd.	2,500	94,332
Seven Bank Ltd.	1,800	5,316
SG Holdings Co., Ltd.	300	8,738
Sharp Corp.	800	8,824
Shimadzu Corp.	800	23,188
Shimamura Co., Ltd.	100	8,445
Shimano, Inc.	200	32,537
Shimizu Corp.	1,700	14,779
Shin-Etsu Chemical Co., Ltd.	1,200	100,734
Shinsei Bank Ltd.*	500	7,101
Shionogi & Co., Ltd.	900	55,836
Shiseido Co., Ltd.	1,200	86,660
Showa Denko KK	400	14,120
Showa Shell Sekiyu KK*	600	8,767
SMC Corp.	200	75,217
Softbank Corp.	5,400	60,757
SoftBank Group Corp.	2,700	262,515
Sohgo Security Services Co., Ltd.	200	8,706
Sompo Holdings, Inc.	1,100	40,652
Sony Corp.	4,100	172,256
Sony Financial Holdings, Inc.	600	11,290
Stanley Electric Co., Ltd.	400	10,762
Subaru Corp.	1,882	42,886
SUMCO Corp.	700	7,794
Sumitomo Chemical Co., Ltd.	5,000	23,271
Sumitomo Corp.	3,500	48,430
Sumitomo Dainippon Pharma Co., Ltd.	500	12,385
Sumitomo Electric Industries Ltd.	2,400	31,842
Sumitomo Heavy Industries Ltd.	400	12,964
Sumitomo Metal Mining Co., Ltd.	800	23,618
Sumitomo Mitsui Financial Group, Inc.	4,291	150,026
Sumitomo Mitsui Trust Holdings, Inc.	1,110	39,883
Sumitomo Realty & Development Co., Ltd.	1,200	49,725
Sumitomo Rubber Industries Ltd.	700	8,385
Sundrug Co., Ltd.	200	5,508
Suntory Beverage & Food Ltd.	400	18,766
Suzuken Co., Ltd.	200	11,599
Suzuki Motor Corp.	1,100	48,619
Sysmex Corp.	500	30,271
T&D Holdings, Inc.	1,800	18,890
Taiheiyo Cement Corp.	400	13,341
Taisei Corp.	700	32,517
Taisho Pharmaceutical Holdings Co., Ltd.	100	9,535
Taiyo Nippon Sanso Corp.	400	6,089
Takashimaya Co., Ltd.	500	6,661
Takeda Pharmaceutical Co., Ltd.	4,788	194,672
TDK Corp.	400	31,411
Teijin Ltd.	600	9,898
Terumo Corp.	2,000	61,116
The Bank of Kyoto Ltd.	200	8,364
The Chiba Bank Ltd.	2,000	10,860
The Shizuoka Bank Ltd.	1,500	11,411
THK Co., Ltd.	400	9,909
Tobu Railway Co., Ltd.	700	20,205
Toho Co., Ltd.	400	16,056
Toho Gas Co., Ltd.	200	8,985
Tohoku Electric Power Co., Inc.	1,300	16,571
Tokio Marine Holdings, Inc.	2,100	101,628
Tokyo Century Corp.	100	4,350
Tokyo Electric Power Co. Holdings, Inc.*	4,900	30,981
Tokyo Electron Ltd.	500	72,314
Tokyo Gas Co., Ltd.	1,300	35,137
Tokyu Corp.	1,600	27,945
Tokyu Fudosan Holdings Corp.	1,900	11,369
Toppan Printing Co., Ltd.	800	12,085
Toray Industries, Inc.	4,700	30,007
Toshiba Corp.	2,100	66,825
Tosoh Corp.	800	12,430
TOTO Ltd.	500	21,206
Toyo Seikan Kaisha Ltd.	500	10,243
Toyo Suisan Kaisha Ltd.	300	11,421
Toyoda Gosei Co., Ltd.	300	6,358
Toyota Industries Corp.	500	25,087
Toyota Motor Corp.	7,400	433,814
Toyota Tsusho Corp.	700	22,816
Trend Micro, Inc.	400	19,451
Tsuruha Holdings, Inc.	100	8,128
Unicharm Corp.	1,300	43,086
United Urban Investment Corp. (REIT)	9	14,210
USS Co., Ltd.	600	11,131
Welcia Holdings Co., Ltd.	100	3,392
West Japan Railway Co.	500	37,643
Yahoo! Japan Corp.	9,500	23,285
Yakult Honsha Co., Ltd.	400	27,977
Yamada Denki Co., Ltd.	2,000	9,855
Yamaguchi Financial Group, Inc.	600	5,071
Yamaha Corp.	400	19,988
Yamaha Motor Co., Ltd.	800	15,693
Yamato Holdings Co., Ltd.	1,000	25,858
Yamazaki Baking Co., Ltd.	400	6,488
Yaskawa Electric Corp.	800	25,155
Yokogawa Electric Corp.	700	14,488
Yokohama Rubber Co., Ltd.	450	8,354
ZOZO, Inc.	700	13,180
(Cost $5,391,351)		10,630,799
Luxembourg 0.3%
ArcelorMittal	2,155	43,869
Aroundtown SA	2,660	21,978
Eurofins Scientific SE	40	16,587
Millicom International Cellular SA (SDR)*	197	11,997
RTL Group SA	147	8,035
SES SA (FDR)	1,127	17,546
Tenaris SA	1,621	22,866
(Cost $142,819)		142,878
Macau 0.1%
Sands China Ltd.	7,619	38,397
Wynn Macau Ltd.	5,581	13,202
(Cost $18,563)		51,599
Mexico 0.0%
Fresnillo PLC (Cost $11,265)	857	9,714
Netherlands 4.9%
ABN AMRO Group NV (CVA) 144A	1,298	29,303
Adyen NV 144A*	33	25,939
Aegon NV	5,608	27,080
AerCap Holdings NV* (f)	439	20,431
Akzo Nobel NV	747	66,306
ASML Holding NV	1,328	250,108
EXOR NV	373	24,288
Heineken Holding NV	366	36,708
Heineken NV	863	91,138
ING Groep NV	12,742	154,459
Koninklijke (Royal) KPN NV	11,173	35,443
Koninklijke Ahold Delhaize NV	3,905	103,909
Koninklijke DSM NV	575	62,802
Koninklijke Philips NV	3,077	125,694
Koninklijke Vopak NV	219	10,489
NN Group NV	972	40,440
NXP Semiconductors NV (e)	1,130	99,881
QIAGEN NV*	719	29,191
Randstad NV	387	18,911
Royal Dutch Shell PLC "A"	14,710	462,515
Royal Dutch Shell PLC "B"	12,134	383,892
Wolters Kluwer NV	897	61,152
(Cost $1,194,940)		2,160,079
New Zealand 0.2%
a2 Milk Co., Ltd.*	2,531	24,713
Auckland International Airport Ltd.	3,070	16,993
Fisher & Paykel Healthcare Corp., Ltd.	1,897	20,252
Fletcher Building Ltd.	2,416	8,138
Meridian Energy Ltd.	3,728	10,626
Ryman Healthcare Ltd.	1,117	9,340
Spark New Zealand Ltd.	6,338	16,406
(Cost $61,614)		106,468
Norway 0.7%
Aker BP ASA	396	14,157
DNB ASA	3,099	57,163
Equinor ASA	3,851	84,439
Gjensidige Forsikring ASA	584	10,096
Mowi ASA	1,368	30,607
Norsk Hydro ASA	4,490	18,222
Orkla ASA	2,641	20,291
Schibsted ASA "B"	296	10,611
Telenor ASA	2,499	50,087
Yara International ASA	549	22,517
(Cost $116,319)		318,190
Portugal 0.2%
EDP - Energias de Portugal SA	8,153	32,032
Galp Energia, SGPS, SA	1,616	25,925
Jeronimo Martins, SGPS, SA	729	10,759
(Cost $44,321)		68,716
Singapore 1.3%
Ascendas Real Estate Investment Trust (REIT)	8,100	17,396
CapitaLand Commercial Trust (REIT)	9,676	13,858
CapitaLand Ltd.	8,125	21,919
CapitaLand Mall Trust (REIT)	7,870	13,820
City Developments Ltd.	1,500	10,033
ComfortDelGro Corp., Ltd.	7,500	14,243
DBS Group Holdings Ltd.	5,759	107,516
Genting Singapore Ltd.	17,995	13,848
Golden Agri-Resources Ltd.	14,673	3,032
Jardine Cycle & Carriage Ltd.	304	7,300
Keppel Corp., Ltd.	4,849	22,302
Oversea-Chinese Banking Corp., Ltd.	10,070	82,100
SATS Ltd.	2,500	9,443
Sembcorp Industries Ltd.	3,149	5,937
Singapore Airlines Ltd.	1,970	14,067
Singapore Exchange Ltd.	2,500	13,503
Singapore Press Holdings Ltd.	5,158	9,183
Singapore Technologies Engineering Ltd.	4,900	13,534
Singapore Telecommunications Ltd.	26,501	59,119
Suntec Real Estate Investment Trust (REIT)	6,100	8,789
United Overseas Bank Ltd.	4,422	82,167
UOL Group Ltd.	1,661	8,535
Venture Corp., Ltd.	900	11,942
Wilmar International Ltd.	6,600	16,117
(Cost $254,485)		579,703
South Africa 0.1%
Mondi PLC (Cost $23,850)	1,161	25,711
Spain 3.0%
ACS, Actividades de Construccion y Servicios SA	853	37,509
Aena SME SA 144A	208	37,504
Amadeus IT Group SA	1,449	116,223
Banco Bilbao Vizcaya Argentaria SA	21,606	123,781
Banco de Sabadell SA	18,577	18,530
Banco Santander SA	52,737	246,137
Bankia SA	3,961	10,275
Bankinter SA	2,126	16,213
CaixaBank SA	11,831	37,070
Enagas SA	705	20,525
Endesa SA	1,014	25,879
Ferrovial SA	1,555	36,461
Grifols SA	989	27,751
Iberdrola SA	20,200	177,308
Industria de Diseno Textil SA	3,579	105,335
Mapfre SA	3,866	10,663
Naturgy Energy Group SA	1,160	32,446
Red Electrica Corp. SA	1,404	29,918
Repsol SA	4,599	78,812
Siemens Gamesa Renewable Energy SA*	709	11,313
Telefonica SA	15,200	127,533
(Cost $884,150)		1,327,186
Sweden 2.5%
Alfa Laval AB	976	22,443
Assa Abloy AB "B"	3,184	68,817
Atlas Copco AB "A"	2,193	58,979
Atlas Copco AB "B"	1,247	30,921
Boliden AB	892	25,437
Electrolux AB "B"	784	20,176
Epiroc AB "A"*	2,048	20,674
Epiroc AB "B"*	1,387	13,282
Essity AB "B"	2,026	58,496
Hennes & Mauritz AB "B"	2,918	48,633
Hexagon AB "B"	848	44,351
Husqvarna AB "B"	1,211	9,909
ICA Gruppen AB	265	10,630
Industrivarden AB "C"	536	11,249
Investor AB "B"	1,512	68,153
Kinnevik AB "B"	761	19,732
L E Lundbergforetagen AB "B"	248	7,854
Lundin Petroleum AB	595	20,199
Sandvik AB	3,517	57,301
Securitas AB "B"	962	15,554
Skandinaviska Enskilda Banken AB "A"	5,429	47,051
Skanska AB "B"	1,127	20,458
SKF AB "B"	1,220	20,289
Svenska Handelsbanken AB "A"	4,967	52,433
Swedbank AB "A"	2,901	41,018
Swedish Match AB	592	30,197
Tele2 AB "B"	1,677	22,389
Telefonaktiebolaget LM Ericsson "B"	10,137	93,365
Telia Co. AB	8,959	40,452
Volvo AB "B"	5,082	78,852
(Cost $351,379)		1,079,294
Switzerland 9.5%
ABB Ltd. (Registered)	5,973	112,514
Adecco Group AG (Registered)	501	26,739
Baloise Holding AG (Registered)	147	24,331
Barry Callebaut AG (Registered)	8	14,467
Chocoladefabriken Lindt & Spruengli AG	3	20,381
Cie Financiere Richemont SA (Registered)	1,699	123,839
Clariant AG (Registered)*	681	14,315
Coca-Cola HBC AG*	626	21,315
Credit Suisse Group AG (Registered)*	8,183	95,535
Dufry AG (Registered)*	104	10,930
EMS-Chemie Holding AG (Registered)	26	14,139
Ferguson PLC	753	47,994
Geberit AG (Registered)	123	50,367
Givaudan SA (Registered)	30	76,948
Glencore PLC*	36,924	153,293
Julius Baer Group Ltd.*	782	31,620
Kuehne + Nagel International AG (Registered)	170	23,320
LafargeHolcim Ltd. (Registered)* (c)	473	23,425
LafargeHolcim Ltd. (Registered)* (c)	1,125	55,664
Lonza Group AG (Registered)*	239	74,402
Nestle SA (Registered)	9,971	950,800
Novartis AG (Registered)	7,050	679,228
Pargesa Holding SA (Bearer)	110	8,627
Partners Group Holding AG	56	40,728
Roche Holding AG (Genusschein)	2,285	631,290
Schindler Holding AG	135	28,048
Schindler Holding AG (Registered)	73	15,135
SGS SA (Registered)	18	44,815
Sika AG	428	60,095
Sonova Holding AG (Registered)	189	37,434
STMicroelectronics NV	2,276	33,806
Straumann Holding AG (Registered)	35	28,655
Swatch Group AG (Bearer)	97	27,782
Swatch Group AG (Registered)	190	10,535
Swiss Life Holding AG (Registered)*	110	48,580
Swiss Prime Site AG (Registered)*	260	22,808
Swiss Re AG	994	97,227
Swisscom AG (Registered)	88	43,120
Temenos AG*	209	30,926
UBS Group AG (Registered)*	12,510	151,924
Vifor Pharma AG	158	21,370
Zurich Insurance Group AG	496	164,479
(Cost $1,504,052)		4,192,950
United Arab Emirates 0.0%
NMC Health PLC (Cost $16,533)	347	10,341
United Kingdom 15.6%
3i Group PLC	3,081	39,545
Admiral Group PLC	597	16,892
Anglo American PLC	3,467	92,997
Ashtead Group PLC	1,588	38,361
Associated British Foods PLC	1,181	37,553
AstraZeneca PLC	4,112	327,608
Auto Trader Group PLC 144A	3,320	22,569
Aviva PLC	12,956	69,681
Babcock International Group PLC	908	5,844
BAE Systems PLC	10,502	66,088
Barclays PLC	55,196	111,277
Barratt Developments PLC	3,351	26,192
Berkeley Group Holdings PLC	403	19,369
BHP Group PLC	6,832	164,654
BP PLC (b)	64,793	471,783
British American Tobacco PLC	7,436	309,891
British Land Co. PLC (REIT)	2,865	21,994
BT Group PLC	27,531	80,071
Bunzl PLC	1,127	37,184
Burberry Group PLC	1,292	32,905
Carnival PLC	579	28,443
Centrica PLC	18,729	27,870
CNH Industrial NV	3,243	33,029
Coca-Cola European Partners PLC*	863	44,492
Compass Group PLC	5,098	119,835
ConvaTec Group PLC 144A	4,923	9,086
Croda International PLC	419	27,546
Diageo PLC	7,897	322,933
Direct Line Insurance Group PLC	4,420	20,346
easyJet PLC	590	8,597
Experian PLC	3,041	82,433
Fiat Chrysler Automobiles NV* (c) (f)	2,999	44,535
Fiat Chrysler Automobiles NV* (c)	479	7,145
G4S PLC	4,855	11,613
GlaxoSmithKline PLC	16,101	334,634
Hammerson PLC (REIT)	2,640	11,557
Hargreaves Lansdown PLC	884	21,470
HSBC Holdings PLC	64,587	524,260
Imperial Brands PLC	3,118	106,661
Informa PLC	3,949	38,303
InterContinental Hotels Group PLC	539	32,432
Intertek Group PLC	527	33,377
Investec PLC	2,352	13,575
ITV PLC	11,638	19,294
J Sainsbury PLC	5,636	17,318
John Wood Group PLC	2,324	15,380
Johnson Matthey PLC	600	24,581
Kingfisher PLC	7,108	21,778
Land Securities Group PLC (REIT)	2,455	29,222
Legal & General Group PLC	19,392	69,660
Lloyds Banking Group PLC	230,191	186,680
London Stock Exchange Group PLC	1,030	63,830
Marks & Spencer Group PLC	4,989	18,104
Meggitt PLC	2,644	17,351
Melrose Industries PLC	15,817	37,805
Merlin Entertainments PLC 144A	2,015	9,015
Micro Focus International PLC	1,377	35,883
National Grid PLC	11,049	122,488
Next PLC	489	35,544
Pearson PLC	2,480	27,011
Persimmon PLC	1,041	29,472
Prudential PLC	8,386	168,036
Reckitt Benckiser Group PLC	2,177	181,189
RELX PLC	6,403	136,992
Rio Tinto Ltd.	1,192	82,953
Rio Tinto PLC	3,797	221,249
Rolls-Royce Holdings PLC*	5,530	65,140
Royal Bank of Scotland Group PLC	15,436	49,759
Royal Mail PLC	2,889	8,971
RSA Insurance Group PLC	3,479	23,038
Schroders PLC	417	14,697
Segro PLC (REIT)	3,292	28,888
Severn Trent PLC	724	18,636
Smith & Nephew PLC	2,825	56,075
Smiths Group PLC	1,292	24,180
SSE PLC	3,397	52,533
St. James's Place PLC	1,794	24,056
Standard Chartered PLC	9,159	70,566
Standard Life Aberdeen PLC	7,441	25,616
Taylor Wimpey PLC	10,238	23,422
Tesco PLC	31,889	96,485
The Sage Group PLC	3,645	33,311
The Weir Group PLC	852	17,305
Unilever NV (CVA)	5,012	291,733
Unilever PLC	3,608	206,949
United Utilities Group PLC	2,116	22,458
Vodafone Group PLC	86,666	158,107
Whitbread PLC	624	41,292
WM Morrison Supermarkets PLC	7,081	21,026
WPP PLC	4,060	42,941
(Cost $3,886,549)		6,884,649
Total Common Stocks (Cost $21,452,184)		44,069,159
Preferred Stocks 0.5%
Germany
Bayerische Motoren Werke (BMW) AG	169	11,134
Fuchs Petrolub SE	208	8,573
Henkel AG & Co. KGaA	588	60,057
Porsche Automobil Holding SE	477	30,012
Sartorius AG	124	21,327
Volkswagen AG	603	95,080
Total Preferred Stocks (Cost $83,936)		226,183
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (g) (h) (Cost $190,239)	190,239	190,239
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 2.47% (g) (Cost $145,977)	145,977	145,977
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,872,336)	101.2	44,631,558
Other Assets and Liabilities, Net	(1.2)	(523,183)
Net Assets	100.0	44,108,375

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Common Stocks 0.1%
Deutsche Bank AG, (d)
51,429	—	—	—	801	—	—	6,397	52,230
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (g) (h)
405	189,834 (i)	—	—	—	749	—	190,239	190,239
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 2.47% (g)
575,958	842,806	1,272,787	—	—	2,394	—	145,977	145,977
627,792	1,032,640	1,272,787	—	801	3,143	—	342,613	388,446

* Non-income producing security.
(a) Investment was valued using significant unobservable inputs.
(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $178,774, which is 0.4% of net assets.
(c) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d) Affiliated Issuer. This security is owned in proportion with its representation in the index.
(e) Listed on the NASDAQ Stock Market, Inc.
(f) Listed on the New York Stock Exchange.
(g) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen (Certificate of Stock)
FDR: Fiduciary Depositary Receipt
FTSE: Financial Times and the London Stock Exchange
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
SGPS: Sociedade Gestora de Participações Sociais (Portuguese Holding Company)
At March 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Euro Stoxx 50 Index	EUR	6/21/2019	14	504,696	513,852	9,156
FTSE 100 Index	GBP	6/21/2019	2	183,936	187,852	3,916
SPI 200 Index	AUD	6/20/2019	1	109,599	109,543	(56)
TOPIX Index	JPY	6/13/2019	2	290,462	287,287	(3,175)
Total net unrealized appreciation						9,841

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	9,810	SGD	13,277	6/19/2019	2	Societe Generale
USD	26,969	HKD	211,200	6/19/2019	0	Societe Generale
USD	1,589	AUD	2,244	6/19/2019	6	Citigroup, Inc.
USD	229,971	JPY	25,421,201	6/19/2019	839	Citigroup, Inc.
USD	13,991	CHF	13,949	6/19/2019	124	Goldman Sachs International
DKK	58,900	USD	9,008	6/19/2019	94	Citigroup, Inc.
GBP	60,937	USD	80,000	6/19/2019	315	Citigroup, Inc.
EUR	122,358	USD	140,000	6/19/2019	1,813	Goldman Sachs International
CHF	49,257	USD	50,000	6/19/2019	157	Goldman Sachs International
Total unrealized appreciation					3,350
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	266,813	EUR	234,037	6/19/2019	(2,498)	Morgan Stanley & Co.
USD	119,818	GBP	90,300	6/19/2019	(1,737)	Citigroup, Inc.
SEK	138,524	USD	14,975	6/19/2019	(14)	Bank of New York
JPY	8,812,720	USD	80,000	6/19/2019	(14)	Toronto-Dominion Bank
Total unrealized depreciation					(4,263)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At March 31, 2019 the DWS EAFE Equity Index Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents & Securities Lending Collateral
Financials	8,361,754	19%
Industrials	6,378,686	14%
Consumer Staples	5,234,828	12%
Health Care	4,990,655	11%
Consumer Discretionary	4,868,434	11%
Materials	3,313,714	8%
Information Technology	2,804,357	6%
Energy	2,584,989	6%
Communication Services	2,402,985	5%
Real Estate	1,702,019	4%
Utilities	1,652,921	4%
Total	44,295,342	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,963,785	$1,424	$2,965,209
Austria	—	105,377	—	105,377
Belgium	—	447,562	—	447,562
Bermuda	—	9,231	—	9,231
Chile	—	14,862	—	14,862
China	13,200	15,094	—	28,294
Denmark	—	794,088	—	794,088
Finland	—	530,241	—	530,241
France	35,409	4,816,944	—	4,852,353
Germany	12,759	3,521,270	—	3,534,029
Hong Kong	17,688	1,726,401	—	1,744,089
Ireland	—	287,061	—	287,061
Isle Of Man	—	14,220	—	14,220
Israel	120,752	121,110	—	241,862
Italy	43,351	869,053	—	912,404
Japan	8,767	10,622,032	—	10,630,799
Luxembourg	—	142,878	—	142,878
Macau	—	51,599	—	51,599
Mexico	—	9,714	—	9,714
Netherlands	120,312	2,039,767	—	2,160,079
New Zealand	—	106,468	—	106,468
Norway	—	318,190	—	318,190
Portugal	—	68,716	—	68,716
Singapore	—	579,703	—	579,703
South Africa	—	25,711	—	25,711
Spain	—	1,327,186	—	1,327,186
Sweden	—	1,079,294	—	1,079,294
Switzerland	—	4,192,950	—	4,192,950
United Arab Emirates	—	10,341	—	10,341
United Kingdom	44,535	6,840,114	—	6,884,649
Preferred Stocks (j)	—	226,183	—	226,183
Short-Term Investments (j)	336,216	—	—	336,216
Derivatives (k)
Futures Contracts	13,072	—	—	13,072
Forward Foreign Currency Contracts	—	3,350	—	3,350
Total	$766,061	$43,880,495	$1,424	$44,647,980
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(3,231)	$—	$—	$(3,231)
Forward Foreign Currency Contracts	—	(4,263)	—	(4,263)
Total	$(3,231)	$(4,263)	$—	$(7,494)

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 9,841	$ —
Foreign Exchange Contracts	$ —	$ (913)